        As filed with the Securities and Exchange Commission on October 16, 2001
                                       Registration Nos. 333-19583 and 811-08015
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No.                        [ ]
                        Post-Effective Amendment No. 9                     [x]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Amendment No. 11                                   [x]
                         _______________________________

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                             One National Life Drive
                              Montpelier, VT 05604
               (Address of Depositor's Principal Executive Office)
                   Depositor's Telephone Number: 802-229-3333
                          _____________________________

                             D. Russell Morgan, Esq.
                            Assistant General Counsel
                         National Life Insurance Company
                             One National Life Drive
                            Montpelier, Vermont 05604
                (name and complete address of agent for service)
                         _______________________________

                                    Copy to:
                              Stephen E. Roth, Esq.
                       Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2415
                         _______________________________

It is proposed that this filing will become effective:

______ immediately upon filing pursuant to paragraph (b) of Rule 485

   x   on October 29, 2001 pursuant to paragraph (b)(1)(iii) of Rule 485

______ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

______ on [date] pursuant to pargraph (a)(1) of Rule 485

     The  sole  purpose  of  this  filing  is  to  delay  the  effectiveness  of
Post-Effective   Amendment  No.  8  to  the  Registration  Statement  under  the
Securities  Act of 1933  (which  is  incorporated  herein  by  reference  in its entirety) to October 29, 2001 in accordance  with paragraph  (b)(1)(iii) of Rule
485.  Post  Effective  Amendment  No. 8 was filed on August 17,  2001 under Rule
485(a).

     As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant,  National  Variable  Annuity Account II, certifies that it meets the  requirements of Securities Act Rule 485(b) for  effectiveness of this registration  statement,  and has caused this Post-Effective  Amendment No. 9 to the  registration  statement  to be  signed  on its  behalf  by the  undersigned thereunto duly  authorized,  in the City of Montpelier and the State of Vermont,
on the 16th day of October, 2001.

                                            NATIONAL VARIABLE ANNUITY ACCOUNT II
                                                 (Registrant)

                                       By:  NATIONAL LIFE INSURANCE COMPANY

Attest:  /s/ Christopher M. Neronha         By:   /s/ Patrick E. Welch
             Christopher M. Neronha                   Patrick E. Welch
             Assistant Secretary                      Chairman of the Board and
                                                      Chief Executive Officer

                                       By:  NATIONAL LIFE INSURANCE COMPANY
                                                 (Depositor)

Attest:  /s/ Christopher M. Neronha         By:   /s/ Patrick E. Welch
             Christopher M. Neronha                   Patrick E. Welch
             Assistant Secretary                      Chairman of the Board and
                                                      Chief Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment  No. 9 to the  registration  statement has been signed below by the following  persons in the  capacities  indicated on the date(s) set forth below.

Signature                      Title                            Date

/s/ Patrick E. Welch           Chairman, President, &          10/16/01
    Patrick E. Welch           Chief Executive Officer

/s/ William A. Smith           Executive Vice President &      10/16/01
    William A. Smith           Chief Financial Officer

/s/ Robert E. Boardman*        Director                        10/16/01
    Robert E. Boardman

                               Director
    Thomas H. MacLeay

 /s/ A. Gary Shilling*         Director                        10/16/01
    A. Gary Shilling

*By /s/ Patrick E. Welch                         Date: October 16, 2001
        Patrick E. Welch
        Pursuant to Power of Attorney